Prepaid Expenses and Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets

At June 30, 2025 and December 31, 2024, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2025	2024
Prepayment	$2,356,263	$2,011,079
Advance to suppliers	3,169,252	2,881,581
Deposits	1,177,039	1,159,683
Other receivables	769,116	929,530
Provision for expected credit loss	(800,000)	(150,000)
Exchange rate difference	(13,136)	1,684
	$6,658,534	$6,833,557